Property and Equipment, Net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Property Plant And Equipment [Line Items]
Property and equipment, Gross	$ 21,560	$ 20,253
Less: Accumulated depreciation	(10,611)	(7,854)
Property and equipment, net	10,949	12,399
Lab Equipment
Property Plant And Equipment [Line Items]
Property and equipment, Gross	9,454	8,707
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, Gross	9,311	8,929
Office Equipment and Computers
Property Plant And Equipment [Line Items]
Property and equipment, Gross	1,717	1,577
Fixture and Fittings
Property Plant And Equipment [Line Items]
Property and equipment, Gross	$ 1,078	$ 1,040